PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 53,005
Balance, end of period	67,294	$ 53,005
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	44,148
Balance, end of period	54,907	44,148
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	17,119
Balance, end of period	22,351	17,119
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(8,262)
Balance, end of period	(9,964)	(8,262)
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	5,779	5,652
Additions, net of disposals and assets reclassified as held for sale	400	(212)
Acquisitions through business combinations	1,748	281
Foreign currency translation	(217)	280
Fair value changes	245	59
Depreciation expenses	(303)	(281)
Balance, end of period	7,652	5,779
Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	5,854	5,783
Additions, net of disposals and assets reclassified as held for sale	352	(502)
Acquisitions through business combinations	1,748	281
Foreign currency translation	(241)	292
Fair value changes	0	0
Depreciation expenses	0	0
Balance, end of period	7,713	5,854
Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	798	694
Additions, net of disposals and assets reclassified as held for sale	5	44
Acquisitions through business combinations	0	0
Foreign currency translation	(3)	1
Fair value changes	245	59
Depreciation expenses	0	0
Balance, end of period	1,045	798
Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(873)	(825)
Additions, net of disposals and assets reclassified as held for sale	43	246
Acquisitions through business combinations	0	0
Foreign currency translation	27	(13)
Fair value changes	0	0
Depreciation expenses	(303)	(281)
Balance, end of period	(1,106)	(873)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,733	3,596
Additions, net of disposals and assets reclassified as held for sale	433	(1,178)
Acquisitions through business combinations	4,915	501
Foreign currency translation	(205)	180
Depreciation expenses	(536)	(358)
Impairment charges	(219)	(8)
Balance, end of period	7,121	2,733
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,050	5,268
Additions, net of disposals and assets reclassified as held for sale	360	(1,966)
Acquisitions through business combinations	4,915	501
Foreign currency translation	(298)	247
Depreciation expenses	0	0
Impairment charges	0	0
Balance, end of period	9,027	4,050
Private Equity and Other | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(231)
Balance, end of period	(434)	(231)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(231)	(243)
Additions, net of disposals and assets reclassified as held for sale	1	36
Acquisitions through business combinations	0	0
Foreign currency translation	15	(16)
Depreciation expenses	0	0
Impairment charges	(219)	(8)
Balance, end of period	(434)	(231)
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,086)	(1,429)
Additions, net of disposals and assets reclassified as held for sale	72	752
Acquisitions through business combinations	0	0
Foreign currency translation	78	(51)
Depreciation expenses	(536)	(358)
Impairment charges	0	0
Balance, end of period	$ (1,472)	$ (1,086)